NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative)	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Accumulated losses	$ (10,860,468)	$ (10,505,204)
Working capital deficit	$ 187,888		$ (238,702)